Deferred Income Taxes	12 Months Ended
Dec. 31, 2017
Deferred Income Taxes
17. Deferred Income Taxes

(a) A reconciliation of income tax provision computed at Canadian statutory rates to the reported income tax provision is provided as follows:

	2017	2016

Net (loss) income for the year	$(1,960)	$6,791
Canadian statutory tax rate	26.0%	26.0%

Income tax expense (benefit) computed at statutory rates	$(510)	$1,766
Temporary differences	12	125
Items not taxable/deductible for income tax purposes	102	(968)
Tax losses and tax offsets recognized/unrecognized in tax asset	502	(847)
Under (over) provided in prior years	-	(25)
Expired losses	63	-
Effect of change in tax rates	(107)	-
Impact of foreign exchange on tax assets and liabilities	(62)	(51)
Deferred income tax recovery	$-	$-

Effective January 1, 2013, the Canadian federal corporate tax rate is 15% and the British Columbia provincial tax rate is 11% for a total Canadian statutory tax rate of 26%.

(b) The tax effected items that give rise to significant portions of the deferred income tax assets and deferred income liabilities at December 31, 2017 and 2016 are presented below:

	December 31,
	2017	2016

Deferred tax assets
Non-capital losses carried forward	$-	$25
Deferred tax assets	-	25

Deferred tax liabilities
Held for trading securities		(25)
Book value over tax value of property, plant and equipment	-	-
Book value over tax value of mineral properties	-	-
Deferred tax liabilities	-	-

Net deferred tax assets	$-	$-

(c) The Company recognizes tax benefits on losses or other deductible amounts where the probable criteria for the recognition of deferred tax assets have been met. The Company’s unrecognized deductible temporary differences and unused tax losses for which no deferred tax asset is recognized consist of the following amounts:

	December 31,
	2017	2016

Non-capital losses	$5,573	$4,095
Held for trading securities	59	-
Available for sale securities	47	44
Share issue costs	173	195
Unrealized foreign exchange	186	-
Tax value over book value of mineral properties	7,262	6,721
Tax value over book value of equipment	1,345	1,242
Unrecognized deductible temporary differences	$14,645	$12,297

As at December 31, 2017, the Company’s unrecognized unused non-capital losses have the following expiry dates:

2030	$262
2031	846
2032	907
2033	296
2034	885
2035	1,046
2036	-
2037	1,331
$5,573